Other receivables	12 Months Ended
Dec. 31, 2020
Other receivables [Abstract]
Other receivables

9. Other receivables

	December 31, 2020	December 31, 2019
Advance payments to suppliers	479	—
Value added tax receivable	38,337	26,438
Withholding tax receivable	6,087	24,113
Deposit credit cards	10,040	80,040
Other	25,918	204,708
Total other receivables	80,861	335,299

Other receivables were not considered impaired in the years under review.